Debt Obligations Level 4 (Details) - Scheduled Maturities (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt and Commitments Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 108
Operating Leases, Future Minimum Payments Due, Next Twelve Months	31
Capital Leases, Future Minimum Payments Due, Next Twelve Months	2
Long-term Debt, Maturities, Repayments of Principal in Year Two	29
Capital Leases, Future Minimum Payments Due in Two Years	2
Operating Leases, Future Minimum Payments, Due in Two Years	27
Long-term Debt, Maturities, Repayments of Principal in Year Three	28
Capital Leases, Future Minimum Payments Due in Three Years	2
Operating Leases, Future Minimum Payments, Due in Three Years	22
Long-term Debt, Maturities, Repayments of Principal in Year Four	8
Capital Leases, Future Minimum Payments Due in Four Years	2
Operating Leases, Future Minimum Payments, Due in Four Years	16
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,201
Capital Leases, Future Minimum Payments Due in Five Years	2
Operating Leases, Future Minimum Payments, Due in Five Years	10
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,387
Capital Leases, Future Minimum Payments Due Thereafter	6
Operating Leases, Future Minimum Payments, Due Thereafter	16
Capital Leases, Future Minimum Payments Due	16
Operating Leases, Future Minimum Payments Due	122
Amount representing interest	(6)
Present value of minimum payments	10
Rental Expense under Operating Leases	36	36	36
Non-affiliated Debt [Member]
Debt and Commitments Maturities [Line Items]
Total minimum payments	$ 3,761